Net Loss per Share - Summary of Securities Not Included in Diluted Per Share Calculations (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	1,301,010	1,840,967	1,301,010	1,840,967	1,836,987	469,726
Option to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	217,575	84,058	217,575	84,058	80,078	60,002
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	259,817	266,957	259,817	266,957	266,957	285,757
Preferred Investment Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	823,618	1,489,952	823,618	1,489,952	1,489,952	123,967